Cover	Jul. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2025
Entity File Number	001-41066
Entity Registrant Name	Sono Group N.V.
Entity Central Index Key	0001840416
Entity Tax Identification Number	98-1828632
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Waldmeisterstrasse 93
Entity Address, City or Town	Munich
Entity Address, Country	DE
Entity Address, Postal Zip Code	80935
Country Region	+49
City Area Code	(0)89
Local Phone Number	4520 5818
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false